Income tax expenses/(credit) (Details) - Schedule of Income Tax Expenses/(credit) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
PRC Enterprise Income Tax Expense
Current year	$ 83	$ 219
Deferred tax	(201)	(131)
Income Tax Expense Credit	$ (118)	$ 88